                                                           FILE NUMBER 028-00568


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

         Report for the Calendar Year or Quarter Ended December 31, 2002
                       If amended report check here: _____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of February, 2003.

                                   By:  /s/ William M Lane
                                      -----------------------------------------
                                          William M Lane, Vice President
                                          for Robert E. Torray & Co. Inc.

December 31, 2002                         Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                     Item 2      Item 3          Item 4           Item 5                  Item 6
                                            Title        CUSIP        Fair Market         Total                  Invest
                                                                                                    -------------------------------
Name of Issuer                             of Class     Number           Value            Shares     (a)Sole   (b)Shared   (c)Other
--------------                             --------     ------           -----            ------     -------   ---------   --------
Abbott Laboratories                         Common     002824100       87,596,000       2,189,900      X
                                                                       24,824,000         620,600      X
Agilent Technologies                        Common     00846U101       27,705,096       1,542,600      X
                                                                        8,712,396         485,100      X
American Express Company                    Common     025816109       57,351,840       1,622,400      X
                                                                       18,113,340         512,400      X
American International Group, Inc.          Common     026874107       71,445,907       1,235,020      X
                                                                       18,673,980         322,800      X
Amgen, Inc.                                 Common     031162100       38,488,308         796,200      X
                                                                        9,083,086         187,900      X
Automatic Data Processing, Inc.             Common     053015103       83,013,750       2,115,000      X
                                                                       20,998,750         535,000      X
Bank of America Corporation                 Common     060505104       49,763,421         715,300      X
                                                                       15,444,540         222,000      X
Bank One Corporation                        Common     06423A103       70,910,070       1,940,084      X
                                                                       21,693,850         593,539      X
Boston Scientific Corporation               Common     101137107       60,752,576       1,428,800      X
                                                                       17,837,140         419,500      X
Bristol-Myers Squibb Company                Common     110122108       53,211,896       2,298,570      X
                                                                       13,457,095         581,300      X
Charter One Financial                       Common     160903100       35,975,706       1,252,200      X
                                                                       10,518,053         366,100      X
Clear Channel Communications, Inc.          Common     184502102       76,127,535       2,041,500      X
                                                                       19,782,345         530,500      X
Disney Company, The Walt                    Common     254687106       66,658,970       4,087,000      X
                                                                       16,225,188         994,800      X
Echostar Corporation                        Common     278262109       32,034,366       1,439,100      X
                                                                        6,833,820         307,000      X
EMC Corporation                             Common     268648102       17,629,168       2,871,200      X
                                                                        4,934,104         803,600      X
Emerson Electric Company                    Common     291011104       39,772,328         782,150      X
                                                                       12,387,060         243,600      X
Franklin Resources Inc.                     Common     354613101       76,313,981       2,239,260      X
                                                                       16,116,432         472,900      X
Gannett Co., Inc.                           Common     364730101       65,352,360         910,200      X
                                                                       18,797,240         261,800      X
Gillette Company                            Common     375766102       57,064,656       1,879,600      X
                                                                       13,917,024         458,400      X


                 Item 1               Item 7                    Item 8
                                                            Voting Authority
                                               -----------------------------------------
Name of Issuer                       Managers    (a) Sole     (b) Shared     (c)None
--------------                       --------    --------     ----------     -------
Abbott Laboratories                     All      2,189,900
                                        All                                   620,600
Agilent Technologies                    All      1,542,600
                                        All                                   485,100
American Express Company                All      1,622,400
                                        All                                   512,400
American International Group, Inc.      All      1,235,020
                                        All                                   322,800
Amgen, Inc.                             All        796,200
                                        All                                   187,900
Automatic Data Processing, Inc.         All      2,115,000
                                        All                                   535,000
Bank of America Corporation             All        715,300
                                        All                                   222,000
Bank One Corporation                    All      1,940,084
                                        All                                   593,539
Boston Scientific Corporation           All      1,428,800
                                        All                                   419,500
Bristol-Myers Squibb Company            All      2,298,570
                                        All                                   581,300
Charter One Financial                   All      1,252,200
                                        All                                   366,100
Clear Channel Communications, Inc.      All      2,041,500
                                        All                                   530,500
Disney Company, The Walt                All      4,087,000
                                        All                                   994,800
Echostar Corporation                    All      1,439,100
                                        All                                   307,000
EMC Corporation                         All      2,871,200
                                        All                                   803,600
Emerson Electric Company                All        782,150
                                        All                                   243,600
Franklin Resources Inc.                 All      2,239,260
                                        All                                   472,900
Gannett Co., Inc.                       All        910,200
                                        All                                   261,800
Gillette Company                        All      1,879,600
                                        All                                   458,400


                 Item 1                     Item 2      Item 3          Item 4           Item 5                  Item 6
                                            Title        CUSIP        Fair Market         Total                  Invest
                                                                                                    -------------------------------
Name of Issuer                             of Class     Number           Value            Shares     (a)Sole   (b)Shared   (c)Other
--------------                             --------     ------           -----            ------     -------   ---------   --------
Hewlett-Packard Company                     Common     428236103       55,083,280       3,173,000      X
                                                                       16,453,808         947,800      X
Honeywell International Inc.                Common     438516106       56,791,200       2,366,300      X
                                                                       14,517,600         604,900      X
Hughes Electronics Corporation              Common     370442832       73,301,420       6,850,600      X
                                                                       18,087,280       1,690,400      X
Illinois Tool Works Inc.                    Common     452308109      115,467,015       1,780,250      X
                                                                       33,688,284         519,400      X
Intel Corporation                           Common     458140100       13,067,901         839,300      X
                                                                        3,576,429         229,700      X
Interpublic Group of Companies, Inc.        Common     460690100       59,614,720       4,234,000      X
                                                                       14,658,688       1,041,100      X
Int'l Business Machines Corporation         Common     459200101       31,232,500         403,000      X
                                                                        8,292,500         107,000      X
J.P. Morgan Chase & Co.                     Common     46625H100       69,938,160       2,914,090      X
                                                                       18,264,480         761,020      X
Johnson & Johnson                           Common     478160104       89,198,883       1,660,750      X
                                                                       24,255,436         451,600      X
Kimberly-Clark Corporation                  Common     494368103       85,581,290       1,802,850      X
                                                                       23,597,432         497,102      X
Markel Corporation                          Common     570535104       81,469,861         396,447      X
                                                                       15,837,063          77,066      X
Merck & Co., Inc.                           Common     589331107       63,929,673       1,129,300      X
                                                                       20,487,159         361,900      X
Oracle Corporation                          Common     68389X105       28,520,640       2,640,800      X
                                                                        8,245,800         763,500      X
Pfizer Inc.                                 Common     717081103       56,086,626       1,834,695      X
                                                                       14,863,134         486,200      X
Procter & Gamble Company                    Common     742718109       67,488,682         785,300      X
                                                                       20,995,142         244,300      X
SunMicrosystems                             Common     866810104       11,115,140       3,574,000      X
                                                                        3,057,130         983,000      X
Tribune Company                             Common     896047107       85,187,494       1,873,900      X
                                                                       24,984,816         549,600      X
United Technologies Corporation             Common     913017109       98,054,736       1,583,060      X
                                                                       28,430,460         459,000      X
Wyeth                                       Common     983024100       40,401,350       1,080,250      X
                                                                        9,600,580         256,700      X
                                                                   ---------------
                                                                    2,858,941,169
                                                                   ===============


                 Item 1                 Item 7                    Item 8
                                                            Voting Authority
                                               -----------------------------------------
Name of Issuer                         Managers    (a) Sole     (b) Shared     (c)None
--------------                         --------    --------     ----------     -------
Hewlett-Packard Company                   All      3,173,000
                                          All                                   947,800
Honeywell International Inc.              All      2,366,300
                                          All                                   604,900
Hughes Electronics Corporation            All      6,850,600
                                          All                                 1,690,400
Illinois Tool Works Inc.                  All      1,780,250
                                          All                                   519,400
Intel Corporation                         All        839,300
                                          All                                   229,700
Interpublic Group of Companies, Inc.      All      4,234,000
                                          All                                 1,041,100
Int'l Business Machines Corporation       All        403,000
                                          All                                   107,000
J.P. Morgan Chase & Co.                   All      2,914,090
                                          All                                   761,020
Johnson & Johnson                         All      1,660,750
                                          All                                   451,600
Kimberly-Clark Corporation                All      1,802,850
                                          All                                   497,102
Markel Corporation                        All        396,447
                                          All                                    77,066
Merck & Co., Inc.                         All      1,129,300
                                          All                                   361,900
Oracle Corporation                        All      2,640,800
                                          All                                   763,500
Pfizer Inc.                               All      1,834,695
                                          All                                   486,200
Procter & Gamble Company                  All        785,300
                                          All                                   244,300
SunMicrosystems                           All      3,574,000
                                          All                                   983,000
Tribune Company                           All      1,873,900
                                          All                                   549,600
United Technologies Corporation           All      1,583,060
                                          All                                   459,000
Wyeth                                     All      1,080,250
                                          All                                   256,700

